INCOME TAXES (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong | Assessable profits of first HKD$2 million
Income Tax Disclosure [Line Items]
Assessable profits	$ 2
Income tax rate	8.25%
Hong Kong | Assessable profits above HKD$2 million
Income Tax Disclosure [Line Items]
Assessable profits	$ 2
Income tax rate	16.50%
PRC
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
PRC | Beijing Baosheng Technology Company Limited [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
PRC | Horgos Baosheng Advertising Co. Ltd [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
Preferential income tax rate	0.00%
Preferential income tax rate term			5 years
PRC | Kashi Baosheng Information Technology Co. Ltd [Member]
Income Tax Disclosure [Line Items]
Preferential income tax rate	0.00%
Preferential income tax rate term	5 years
PRC | Baosheng Technology
Income Tax Disclosure [Line Items]
Preferential income tax rate	0.00%
Preferential income tax rate term	5 years